April 5, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE:   RiverSource Income Series, Inc.
         RiverSource Income Builder Basic Income Fund
         RiverSource Income Builder Enhanced Income Fund
         RiverSource Income Builder Moderate Income Fund
      Post-Effective Amendment No. 107
      File Nos. 2-10700/811-499
      Accession Number: 0000950123-10-030775

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 107 (Amendment). This Amendment was filed electronically on March 31, 2010.

If you have any questions regarding this filing, please contact either Erin Nygard at (612) 671-2543 or me at (212) 850-1703.

Sincerely,


/s/ Joseph L. D'Alessandro
-------------------------------------
Joseph L. D'Alessandro
Vice President and Group Counsel
Ameriprise Financial, Inc.